UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     FORM 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings
                                           entries.

Institutional Investment Manager Filing this Report:

Name:     BLUM Capital Partners, L.P.
          (formerly Richard C. Blum & Associates, L.P.)
Address:  909 Montgomery Street, Suite 400
          San Francisco, CA  94133

File 13F File Number: 28-4768

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Murray A. Indick
Title:  Managing Director and General Counsel
Phone:  (415) 434-1111

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick    San Francisco, California    November 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  18

Form 13F Information Table Value Total:  $1,224,259

List of Other Included Managers:  NONE.

                                             FORM 13F INFORMATION TABLE
                           TITLE
                           OF               VALUE  SHS OR  SH/ PUT/ INVESTMENT  OTHER    ---VOTING AUTH---
NAME OF ISSUER             CLASS  CUSIP     x$1000 PRN AMT PRN CALL DISCRETION  MANAGERS SOLE    SHRD NONE
-------------------------- -----  --------- ------ ------- --- ---- ----------- -------- ------- ---- ----
ACNIELSEN CORP             COM    004833109  52111  2296900 SH      SOLE                 2296900
BARD C R INC               COM    067383109  91391  1941900 SH      SOLE                 1941900
CB RICHARD ELLIS SVCS INC  COM    12489L108   4704   311000 SH      SOLE                  311000
COPART INC                 COM    217204106  46913  2544420 SH      SOLE                 2544420
FAIR ISAAC & CO INC        COM    303250104  14172   505000 SH      SOLE                  505000
FIRST HEALTH GROUP CORP    COM    320960107 120611  5375400 SH      SOLE                 5375400
GAYLORD ENTMT CO NEW       COM    367905106  71399  2420298 SH      SOLE                 2420298
HAEMONETICS CORP           COM    405024100  78088  3966400 SH      SOLE                 3966400
HARLAND JOHN H CO          COM    412693103  78775  4052750 SH      SOLE                 4052750
NORTHWEST AIRLINES CORP    CL A   667280101 134548  5276390 SH      SOLE                 5276390
PERINI CORP                COM    713839108    189    54055 SH      SOLE                   54055
PLAYTEX PRODS INC          COM    72813P100 176258 11949700 SH      SOLE                11949700
PRIMARK CORP               COM    741903108  26089   917400 SH      SOLE                  917400
SCOTT TECHNOLOGIES INC     COM    810022301  77011  3899276 SH      SOLE                 3899276
TOKHEIM CORP               COM    889073102  11028  1233900 SH      SOLE                 1233900
URS CORP NEW               COM    903236107  71537  2919888 SH      SOLE                 2919888
WADDELL & REED FINL INC    CL A   930059100 111246  5013900 SH      SOLE                 5013900
WADDELL & REED FINL INC    CL B   930059209  58189  2722300 SH      SOLE                 2722300